Goodwill	12 Months Ended
Dec. 31, 2011
Goodwill [Abstract]
Goodwill
Note 17 - Goodwill

Goodwill reflects the excess of the purchase price of the Bravo pH monitoring business and Sierra acquired in December 2008 and April 2010, respectively, over the fair value of net assets (see note 16B) and the excess of the cash invested over the fair value of the Company's share in the net assets of its subsidiary in Japan.

Based on the annual impairment tests performed relating to the goodwill in the Japanese subsidiary, the Company recorded impairment losses of $20 and $483 in 2010 and 2009, respectively, as a result of ongoing operating losses. The Company recognized the impairment losses as part of the Operating expenses - other. All the goodwill related to the Japanese subsidiary has been written off.

The Company has set its annual impairment testing date for Sierra and for Bravo operations at December 31 of each year and no impairment charge was recognized.

The changes in the carrying amount of goodwill for the years ended December 31, 2011 and 2010 are as follows:

	December 31,
	2011	2010
Balance as of January 1
Goodwill	$24,998	$4,475
Accumulated impairment losses	(909)	(889)
	24,089	3,586
Goodwill acquired during the year	-	20,523
Impairment loss	-	(20)
Balance as of December 31
Goodwill	24,998	24,998
Accumulated impairment losses	(909)	(909)

	$24,089	$24,089